Petroleum and Natural Gas Sales (Tables)	12 Months Ended
Dec. 31, 2017
Revenue [abstract]
Schedule of petroleum and natural gas sales

(000s)	2017	2016
Petroleum and natural gas sales	$252,591	$122,360
Less: Royalties	104,127	59,226
Petroleum and natural gas sales, net of royalties	$148,464	$63,134